Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	001-38024
Entity Registrant Name	BeyondSpring Inc.
Entity Central Index Key	0001677940
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	100 Campus Drive, West Side
Entity Address, Address Line Two	4th Floor
Entity Address, Address Line Three	Suite 410
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	(646)
Local Phone Number	305-6387
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	BYSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false